Average Annual Total Returns{- Fidelity® Series All-Sector Equity Fund} - 01.31 Fidelity Series All-Sector Equity Fund Series PRO-10 - Fidelity® Series All-Sector Equity Fund	Fidelity Series All-Sector Equity Fund-Default Return Before Taxes Past 1 year	Fidelity Series All-Sector Equity Fund-Default Return Before Taxes Past 5 years	Fidelity Series All-Sector Equity Fund-Default Return Before Taxes Past 10 years	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series All-Sector Equity Fund-Default After Taxes on Distributions and Sales Past 10 years	RS001 Past 1 year	RS001 Past 5 years	RS001 Past 10 years	F1832 Past 1 year	F1832 Past 5 years	F1832 Past 10 years
Total	26.41%	16.13%	13.70%	22.41%	11.68%	10.16%	17.50%	11.76%	10.20%	20.96%	15.60%	14.01%	20.96%	15.60%	14.00%